OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07733


                       Pioneer International Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2003 through September 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                 ---------------
                                  INTERNATIONAL
                                     EQUITY
                                      FUND


                                   Semiannual
                                     Report


                                     9/30/03

                                     [LOGO]

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    6

Schedule of Investments                            9

Financial Statements                              18

Notes to Financial Statements                     24

Trustees, Officers and Service Providers          32

The Pioneer Family of Mutual Funds                33

Programs and Services for Pioneer Shareowners     34

Retirement Plans from Pioneer                     36

Pioneer International Equity Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The stock market rally that began last spring extended into late summer as signs of an economic recovery accumulated. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. While broader market indicators managed small gains, the NASDAQ Composite rose sharply in the third quarter as investors sensed that companies might soon boost technology outlays. September's dip in consumer expectations linked to slow job creation, plus cutbacks in OPEC oil production, drove markets off their highest levels. Investors also kept an eye on the news, as U.S. troops came under daily fire in Iraq and tensions elsewhere remained.

As the economy appeared to strengthen, investors who had sought safety in U.S. Treasury issues grew less risk-averse. As a result, corporate bonds moved broadly higher and the Treasury bond rally stalled. Some of the biggest gains were recorded among lower-rated, high-yield bonds whose issuers often depend on a strong economy to boost earnings. Bonds in emerging and developed markets also did well, as economies stabilized and currencies rose against the slumping U.S. dollar.

Stocks and bonds, bonds and stocks

Over the past few years, investor sentiment has swung from stocks to bonds and back again, from U.S. government securities to corporate and international issues. Each sector has spent time in the spotlight or backstage, delivering periods of stronger or weaker performance relative to one another.

Pioneer's new president

Osbert Hood was recently named Chief Executive Officer and President of Pioneer Investments U.S.A. Mr. Hood, formerly Pioneer's Chief Operating Officer and a key member of the senior management committee, joined Pioneer in 2000 from John Hancock Financial Services, where he had held senior financial positions. "I am excited and honored to have the opportunity to lead Pioneer as it continues to grow," Mr. Hood said. "As CEO I look forward to furthering Pioneer's strategic goals, including developing new products that can meet the wider needs of investors and the advisers who serve them."

With sectors constantly moving in and out of favor, how can you increase your chances of holding investments that are performing well? By owning several kinds of securities, not just one or two. Through a process called asset allocation, you can create an investment mix that reflects your needs, taking into account such factors as your age, your financial goals and their timing, and, of course, your comfort level where risk is concerned.

Asset allocation is only one area in which a qualified investment professional can serve you well. Ask your advisor to review how shifting markets may have affected your asset allocation recently. And if you've never thought about asset allocation before, now is the best time to start.

Like everyone at Pioneer, I appreciate your continued confidence in our products and services.



Respectfully,

/s/ Osbert Hood

Osbert Hood, President and Chief Executive Officer
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks 93.5%

International Preferred Stocks 3.7%

U.S. Equities and Depositary Receipts 2.1%

Temporary Cash Investment 0.7%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

United Kingdom                          22.9%
France                                  15.4%
Germany                                 13.4%
Japan                                    9.6%
Netherlands                              6.0%
Ireland                                  4.6%
Switzerland                              3.7%
South Korea                              3.4%
Australia                                3.4%
Italy                                    2.7%
Finland                                  2.7%
Portugal                                 2.2%
Denmark                                  2.2%
Spain                                    2.0%
Taiwan                                   1.6%
Hong Kong                                1.5%
India                                    1.0%
Singapore                                1.0%
Other (individually less than 1%)        0.7%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*



  1.     Vodafone Group Plc                   4.25%
  2.     Shell Transport & Trading Co.        4.06
  3.     Nestle SA (Registered Shares)        3.70
  4.     BNP Paribas SA                       3.69
  5.     Porsche AG Designs                   3.13
  6.     Barclays Plc                         3.09
  7.     Schering AG                          3.05
  8.     TNT Post Group N.V.                  2.85
  9.     Diageo Plc                           2.84
 10.     ENI S.p.A.                           2.72

* This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods. 2

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/03   3/31/03
                 $14.19    $11.64


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 9/30/03)        Income       Capital Gains   Capital Gains
                             $ -            $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

------------------------------------------

          Average Annual Total Returns
           (As of September 30, 2003)
                   Net Asset    Public Offering
Period               Value           Price*
 Life-of-Class
 (10/31/96)           0.35%    -0.51%
 5 Years             -0.34     -1.51
 1 Year              18.55     11.73

------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.



[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer International   MSCI EAFE
                Equity Fund*            Index
10/96                9,425              10,000

9/97                10,488              10,103

9/98                12,728              11,982

9/99                11,797              12,705
                    17,542              15,895

9/00                11,410              11,785

9/01                10,841              10,833

9/02                 7,917               8,279

9/03                 9,651              10,678


The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/03   3/31/03
                 $13.32    $10.99


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(4/1/03 - 9/30/03)        Income       Capital Gains   Capital Gains
                             $ -            $ -        $ -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

------------------------------------------

       Average Annual Total Returns
        (As of September 30, 2003)
                       If           If
Period                Held       Redeemed*
 Life-of-Class
 (10/31/96)           -0.60%    -0.60%
 5 Years              -1.25     -1.43
 1 Year               17.36     13.36

------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                Pioneer International   MSCI EAFE
                Equity Fund*            Index

10/96              10,000              10,000

9/97               11,060              10,103

9/98               13,300              11,982
                   12,205              12705

9/99               18,001              15,895

9/00               11,615              11,785

9/01               10,941              10,833

9/02                7,915               8,279

9/03                9,594              10,678


The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Equity Fund
PERFORMANCE UPDATE 9/30/03                             CLASS C SHARES

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/03   3/31/03
                 $13.20    $10.89


Distributions per Share   Income      Short-Term      Long-Term
(4/1/03 - 9/30/03)        Dividends   Capital Gains   Capital Gains
                             $ -           $ -             $ -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Equity Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) EAFE Index.

------------------------------------------------

          Average Annual Total Returns
           (As of September 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (10/31/96)           -0.73%   -0.87%
 5 Years              -1.42    -1.62
 1 Year               17.23    16.10

------------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the 1% sales charge at the beginning of the period. The 1% contingent deferred sales charge (CDSC) applies to shares sold within one year of purchase.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                Pioneer International   MSCI EAFE
                Equity Fund*            Index

10/96             9,900                   10,000

9/97             10,970                   10,103

9/98             13,181                   11,982
                 12,097                   12,705

9/99             17,809                   15,895

9/00             11,486                   11,785

9/01             10,769                   10,833

9/02              7,767                    8,279

9/03              9,414                   10,678


The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

The MSCI EAFE (Europe, Australasia, Far East) Index is an unmanaged, capitalization-weighted measure of 21 international stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. The performance table and graph do not reflect the deduction of taxes and fees that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03
--------------------------------------------------------------------------------

International stocks surged during the six months ended September 30, 2003, producing some very significant gains across the world's financial markets. While a long-awaited rally appears to be underway, the economic recovery still needs to solidify further to sustain the positive momentum. In the following interview, Stefano Pregnolato, the Fund's lead portfolio manager, explains that while he is upbeat, international companies need to demonstrate respectable earnings growth to fuel the rally in the months ahead.

Q: How strong was the rally in international stocks?

A: Quite rewarding and very broad based, which is important. However, while the gains were considerable by any measure, the stocks that suffered the most during the previous multiyear decline turned in the most dramatic performance. This fact, perhaps, best explains the Fund's underperformance relative to its benchmark. Several of the portfolio's more stable, high-quality holdings lagged what we consider riskier, lower-quality investments, which investors perceived as offering better value since they had not appreciated as strongly in the months preceding the rally.

    For the six months ended September 30, 2003, the Fund's Class A, B and C shares posted gains of 21.91%, 21.20% and 21.21% at net asset value, respectively. In comparison, the Morgan Stanley Capital International
    (MSCI) EAFE Index grew 28.96% for the same period.

    The euro's ongoing strength relative to the dollar played a favorable role in your Fund's performance. In fact, the euro appreciated 7% against the dollar for the six months ended September 30, 2003. When the Fund's gains or losses in more expensive foreign currencies are converted back into a weaker U.S. dollar, the dollar-based returns become more favorable.

Q: Did the Fund's strategy change in any way during the first half of its fiscal year?

A: We have made some changes to the portfolio's strategy, but they were not initiated in response to the rally as much as they were a reflection of our intent to increase the Fund's diversification and global exposure. In June, we took steps to expand the portfolio's number of holdings and investments in non-European companies,

PIONEER INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    which we think offer attractive growth prospects and price valuations on a stock-by-stock basis.

Q:  Could you provide some names of companies that exemplify this strategy?

A: Certainly. We think the Far East offers tremendous opportunities because of more dynamic corporate and economic growth. In South Korea, we think Samsung Electronics and Taiwan Semiconductor Manufacturing Co. offer above-average growth prospects and are well positioned to benefit from an increase in global demand that should materialize as the global recovery takes hold.

    We are still curtailing investments in Japan, which despite some improvement, is still in need of additional structural reform. But we've found attractive opportunities in the capital goods sector, such as Canon, Inc.

Q: Geographically speaking, does the Fund still hold a majority of its assets in Europe?

A: Yes, close to three-quarters of the portfolio's assets. We actually increased the Fund's European exposure slightly during the six months ended September 30, 2003. We think the growth opportunities in the mature markets of Europe, particularly the information technology and telecommunications sectors, are very attractive. Vodafone (United Kingdom) ranks among the Fund's largest holdings. While the company underperformed some of its downtrodden competitors for the first half of your Fund's fiscal year, we think it still represents one of the strongest companies within its respective sector. The company's global cache, good cash flow and strong management bode well for its future growth. The energy sector also offers good growth opportunities, particularly ENI SPA (Italy) and BG Group Plc (United Kingdom).

    Much of Europe's growth remains dependent on the pace of growth in the United States and the strength of the euro, which could hinder improvement in export-driven industries. It's worth pointing out that the companies in the United Kingdom are relatively better off than many of their counterparts in Continental Europe. The pound sterling has not increased as sharply against the dollar as the euro, and the United Kingdom's growth rate is

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/03                              (continued)
--------------------------------------------------------------------------------

    currently stronger than that of Western Europe. Investments in the United Kingdom have consistently represented the largest country allocation in Europe, and the Fund for that matter.

Q: Is the European Central Bank (ECB) taking steps to promote growth?

A: Yes. In June, the ECB reduced interest rates, but their monetary policy appears to be on hold for the foreseeable future. Meanwhile European governments are in discussions about tax-reduction plans in 2004 to help stimulate growth.

Q: Do you think we'll continue to see stock market returns like we saw in the first half of the Fund's fiscal year?

A: Returns of 20% or more over a long period of time are unlikely, as history will bear out. This is not to say that we won't see strong performance in the months ahead, but investors should temper their expectations. We are in the initial phase of a recovery, which is typically the strongest stage of a rebound.

Q:  What would convince you that a bona fide recovery is underway?

A: We've already seen the financial markets move very dramatically in anticipation of a strong economic recovery. Now, we need to see corporate earnings growth lend support to the rally. Against a backdrop of improving investor sentiment, we remain committed to our strategy of selecting blue-ribbon companies with unsurpassed management, healthy balance sheets and good long-term growth potential.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                     Value
             PREFERRED STOCKS - 3.7%
             Automobiles & Components - 3.1%
             Automobile Manufacturers - 3.1%
  1,673      Porsche AG Designs                           $   704,545
                                                          -----------
             Total Automobiles & Components               $   704,545
                                                          -----------
             Media - 0.6%
             Publishing - 0.6%
 20,100      News Corp., Ltd.                             $   137,005
                                                          -----------
             Total Media                                  $   137,005
                                                          -----------
             TOTAL PREFERRED STOCKS
             (Cost $906,792)                              $   841,550
                                                          -----------
             COMMON STOCKS - 95.0%
             Energy - 9.3%
             Integrated Oil & Gas - 8.4%
 96,180      BG Group Plc                                 $   404,436
 40,320      ENI S.p.A.                                       614,040
148,061      Shell Transport & Trading Co.                    916,052
                                                          -----------
                                                          $ 1,934,528
                                                          -----------
             Oil & Gas Exploration & Production - 0.9%
260,000      China Petroleum & Chemical                   $    72,181
 18,000      Tokyo Gas Co., Ltd.                               59,925
  7,200      Woodside Petroleum, Ltd.*                         65,632
                                                          -----------
                                                          $   197,738
                                                          -----------
             Total Energy                                 $ 2,132,266
                                                          -----------
             Materials - 6.8%
             Aluminum - 0.3%
  3,200      Hindalco Industries Ltd.*                    $    64,393
                                                          -----------
             Commodity Chemicals - 0.4%
  4,400      Reliance Industries Ltd. (144A)*             $    89,988
                                                          -----------
             Construction Materials - 2.4%
 31,130      CRH Plc                                      $   554,247
                                                          -----------

   The accompanying notes are an integral part of these financial statements.
                                                                               9

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------


  Shares                                                       Value
             Diversified Chemicals - 0.5%
   1,700     LG Chem, Ltd.*                                $    67,696
     500     Murata Manufacturers                               25,844
   4,000     The Daimaru                                        22,972
                                                           -----------
                                                           $   116,512
                                                           -----------
             Paper Packaging - 0.3%
  10,200     Amcor, Ltd.                                   $    60,365
                                                           -----------
             Specialty Chemicals - 1.8%
   2,564     L'Air Liquide SA                              $   362,393
   1,400     Shin-Etsu Chemical Co., Ltd.*                      52,764
                                                           -----------
                                                           $   415,157
                                                           -----------
             Steel - 1.1%
  23,560     Broken Hill Proprietary Co., Ltd.             $   169,242
     700     Pohang Iron & Steel Co.*                           80,337
                                                           -----------
                                                           $   249,579
                                                           -----------
             Total Materials                               $ 1,550,241
                                                           -----------
             Capital Goods - 8.7%
             Building Products - 0.3%
   7,300     Daewoo Heavy Industries & Machinery Ltd.*     $    72,356
                                                           -----------
             Construction & Engineering - 4.6%
  14,708     Compagnie de Saint Gobain                     $   541,040
  21,404     Grupo Dragados SA                                 438,445
  65,000     Singapore Technologies Engineering*                70,292
                                                           -----------
                                                           $ 1,049,777
                                                           -----------
             Electrical Components & Equipment - 3.4%
     900     Fanuc Ltd.                                    $    54,675
   4,000     Matsushita Electric Industrial Co., Ltd.           48,277
   1,800     Pioneer Corp.                                      44,661
  11,600     Schneider Electric SA*                            601,477
     300     SMC Corp.                                          31,712
                                                           -----------
                                                           $   780,802
                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


  Shares                                                        Value
             Industrial Machinery - 0.4%
   5,000     Mitsubishi Heavy Industries, Ltd.               $    14,537
  68,000     Singapore Telecommunications, Ltd.                   65,278
                                                             -----------
                                                             $    79,815
                                                             -----------
             Total Capital Goods                             $ 1,982,750
                                                             -----------
             Commercial Services & Supplies - 3.7%
             Commercial Printing - 0.2%
   4,000     Dai Nippon Printing Co., Ltd.                   $    54,989
                                                             -----------
             Diversified Commercial Services - 2.8%
  34,010     TNT Post Group NV                               $   643,170
                                                             -----------
             Office Services & Supplies - 0.7%
   1,900     Canon, Inc.                                     $    93,090
   3,000     Ricoh Co.                                            53,571
                                                             -----------
                                                             $   146,661
                                                             -----------
             Total Commercial Services & Supplies            $   844,820
                                                             -----------
             Transportation - 0.5%
             Railroads - 0.3%
      14     East Japan Railway Co.                          $    67,965
                                                             -----------
             Trucking - 0.2%
   3,000     Yamato Transport Co., Ltd.                      $    40,111
                                                             -----------
             Total Transportation                            $   108,076
                                                             -----------
             Automobiles & Components - 3.8%
             Tire & Rubber - 0.3%
   4,000     Bridgestone Corp.                               $    53,661
                                                             -----------
             Automobile Manufacturers - 3.5%
  12,260     Bayerische Motoren Werke AG                     $   466,417
   1,900     Honda Motor Co., Ltd.                                76,211
   5,900     Hyundai Motor Co., Ltd. (Preferred Shares)*          81,050
   4,800     Nissan Motor Co., Ltd.                               51,902
   4,400     Toyota Motor Co.                                    129,506
                                                             -----------
                                                             $   805,086
                                                             -----------
             Total Automobiles & Components                  $   858,747
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                      Value
             Consumer Durables & Apparel - 1.0%
             Apparel, Accessories & Luxury Goods - 0.3%
  1,200      Fast Retailing Co., Ltd.*                     $    56,640
                                                           -----------
             Housewares & Specialties - 0.2%
  1,500      Sony Corp.*                                   $    52,495
                                                           -----------
             Leisure Products - 0.1%
    300      Nintendo Corp., Ltd.                          $    25,197
                                                           -----------
             Photographic Products - 0.4%
  2,000      Fuji Photo Film Co., Ltd.                     $    58,866
  6,000      Sanyo Electric Co., Ltd.                           25,144
                                                           -----------
                                                           $    84,010
                                                           -----------
             Total Consumer Durables & Apparel             $   218,342
                                                           -----------
             Media - 2.6%
             Publishing - 2.6%
 53,240      Elsevier NV                                   $   601,742
                                                           -----------
             Total Media                                   $   601,742
                                                           -----------
             Retailing - 2.2%
             Home Improvement Retail - 2.2%
 42,350      Wolseley                                      $   493,772
                                                           -----------
             Total Retailing                               $   493,772
                                                           -----------
             Food & Drug Retailing - 6.6%
             Food Distributors - 0.3%
  6,000      Ajinomoto Co., Inc.                           $    61,863
                                                           -----------
             Food Retail - 6.3%
 11,500      Koninklijke Ahold NV*                         $   109,744
  3,620      Nestle SA (Registered Shares)                     834,815
123,490      Tesco Plc                                         495,671
                                                           -----------
                                                           $ 1,440,230
                                                           -----------
             Total Food & Drug Retailing                   $ 1,502,093
                                                           -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                   Value
             Food, Beverage & Tobacco - 5.6%
             Distillers & Vintners - 3.2%
  59,060     Diageo Plc                                 $   639,027
  14,000     Foster's Group Ltd.                             42,570
   6,000     KIRIN Brewery Co., Ltd.                         46,034
                                                        -----------
                                                        $   727,631
                                                        -----------
             Tobacco - 2.4%
  51,936     British American Tobacco Plc               $   559,356
                                                        -----------
             Total Food, Beverage & Tobacco             $ 1,286,987
                                                        -----------
             Household & Personal Products - 0.1%
             Personal Products - 0.1%
   5,000     Lion Corp.*                                $    28,894
                                                        -----------
             Total Household & Personal Products        $    28,894
                                                        -----------
             Health Care Equipment & Supplies - 3.0%
             Health Care Distributors - 1.5%
   6,000     Fresenius Medical Care AG                  $   349,490
                                                        -----------
             Health Care Equipment - 1.5%
   6,792     Celesio AG*                                $   277,387
   2,500     Cochlear Ltd.                                   53,366
                                                        -----------
                                                        $   330,753
                                                        -----------
             Total Health Care Equipment & Supplies     $   680,243
                                                        -----------
             Pharmaceuticals & Biotechnology - 6.3%
             Pharmaceuticals - 6.3%
  11,451     Aventis SA                                 $   595,085
   1,100     Eisai Co., Ltd.*                                25,763
   1,000     Fujisawa Pharmaceuticals                        22,793
  15,831     Schering AG                                    687,678
   1,500     Takeda Chemical Industries                      54,783
   1,700     Yamanouchi Pharmaceutical Co., Ltd.             46,985
                                                        -----------
                                                        $ 1,433,087
                                                        -----------
             Total Pharmaceuticals & Biotechnology      $ 1,433,087
                                                        -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
             Banks - 13.7%
             Banks (Regional) - 0.6%
  12,300     Westpac Banking Corp.                           $   135,547
                                                             -----------
             Diversified Banks - 13.1%
  45,230     Anglo Irish Bank Corp.                          $   484,859
   8,500     Australia & New Zealand Banking Group Ltd.*         103,789
  90,600     Barclays Plc                                        695,854
  16,970     BNP Paribas SA                                      832,463
  25,500     Danske Bank*                                        486,210
   4,900     Hana Bank*                                           66,887
   7,000     Hang Seng Bank                                       85,868
      10     Mitsubishi Tokyo Financial Group, Inc.               63,263
   3,200     State Bank of India (G.D.R.)*                        80,576
  12,700     United Overseas Bank                                 98,413
                                                             -----------
                                                             $ 2,998,182
                                                             -----------
             Total Banks                                     $ 3,133,729
                                                             -----------
             Diversified Financials - 5.2%
             Diversified Financials - 0.2%
      14     Sumitomo Mitsui Financial Group, Inc.           $    56,533
                                                             -----------
             Other Diversified Financial Services - 5.0%
  10,310     Deutsche Boerse AG                              $   526,059
   4,000     Nomura Securites Co., Ltd.*                          64,609
   8,238     Societe Generale                                    549,059
                                                             -----------
                                                             $ 1,139,727
                                                             -----------
             Total Diversified Financials                    $ 1,196,260
                                                             -----------
             Insurance - 0.3%
             Property & Casualty Insurance - 0.3%
       6     Millea Holdings, Inc.*                          $    67,839
                                                             -----------
             Total Insurance                                 $    67,839
                                                             -----------
             Real Estate - 0.5%
             Real Estate Management & Development - 0.5%
   3,000     Mitsui Fudosan Co.                              $    26,651
  10,700     Sun Hungkai Property                                 86,698
                                                             -----------
                                                             $   113,349
                                                             -----------
             Total Real Estate                               $   113,349
                                                             -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                           Value
           Software & Services - 0.1%
           Home Entertainment Software - 0.1%
   900     Konami Corp.                                       $    28,832
                                                              -----------
           Total Software & Services                          $    28,832
                                                              -----------
           Technology Hardware & Development - 4.7%
           Semiconductors - 1.0%
25,200     Hon Hai Precision Industry                         $   109,078
53,460     Taiwan Semiconductor Manufacturing Co.*                105,398
                                                              -----------
                                                              $   214,476
                                                              -----------
           Communications Equipment - 2.6%
39,046     Nokia Oyj                                          $   601,463
                                                              -----------
           Electronic Equipment & Instruments - 0.8%
   800     Hoya Corp.                                         $    62,096
   500     Kyocera Corp.                                           29,612
 1,400     LG Electronics, Inc.*                                   67,556
 6,000     Toshiba Corp.*                                          25,305
                                                              -----------
                                                              $   184,569
                                                              -----------
           Office Electronics - 0.1%
   700     Seiko Epson Corp.                                  $    21,859
                                                              -----------
           Technology Hardware & Equipment - 0.2%
   220     Keyence Corp.*                                     $    46,827
                                                              -----------
           Total Technology Hardware & Development            $ 1,069,194
                                                              -----------
           Semiconductors - 1.7%
           Semiconductor Equipment - 0.2%
   700     LG Micron Ltd.*                                    $    34,083
   300     Tokyo Electron, Ltd.                                    19,975
                                                              -----------
                                                              $    54,058
                                                              -----------
           Semiconductors - 1.5%
   400     Rohm Co., Ltd.                                     $    52,046
   390     Samsung Electronics                                    132,922
20,000     Siliconware Precision Industries Co. (A.D.R.)*          79,200
14,700     United Microelectronic (A.D.R.)*                        66,297
                                                              -----------
                                                              $   330,465
                                                              -----------
           Total Semiconductors                               $   384,523
                                                              -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                         Value
             Telecommunication Services - 8.0%
             Integrated Telecommunication Services - 3.1%
  3,700      KT Corp.*                                       $     73,741
     12      Nippon Telegraph & Telephone Corp.                    54,487
 62,900      Porugal Telecom, SGPS, SA                            497,647
120,500      PT Telekomunikasi Indonesia*                          81,817
                                                             ------------
                                                             $    707,692
                                                             ------------
             Wireless Telecommunication Services - 4.9%
 11,000      Hutchinson Whampoa Ltd.                         $     80,252
    580      SK Telecom*                                           92,788
478,081      Vodafone Group Plc                                   957,487
                                                             ------------
                                                             $  1,130,527
                                                             ------------
             Total Telecommunication Services                $  1,838,219
                                                             ------------
             Utilities - 0.6%
             Electric Utilities - 0.6%
 19,000      CLP Holdings Ltd.                               $     83,415
  3,100      Chubu Electric Power Co., Inc.                        60,642
                                                             ------------
                                                             $    144,057
                                                             ------------
             Total Utilities                                 $    144,057
                                                             ------------
             TOTAL COMMON STOCKS
             (Cost $20,385,584)                              $ 21,698,062
                                                             ------------

  Principal
    Amount                                                        Value
                TEMPORARY CASH INVESTMENT - 0.6%
                Security Lending Collateral - 0.6%
 $ 147,725      Securities Lending Investment Fund, 1.04%     $    147,725
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENT               $    147,725
                                                              ------------
                (Cost $147,725)
                TOTAL INVESTMENT IN SECURITIES - 99.3%
                (Cost $21,440,101) (a)(b)(c)(d)               $ 22,687,337
                                                              ------------
                OTHER ASSETS AND LIABILITIES - 0.7%           $    167,986
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $ 22,855,323
                                                              ============



   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      Non-income producing security.

A.D.R. American Depositary Receipts

(a) Distribution of investments by country of issue, as a percentage of total investment in equity securities, is as follows:

       United Kingdom                            22.9%
       France                                    15.4
       Germany                                   13.4
       Japan                                      9.6
       Netherlands                                6.0
       Ireland                                    4.6
       Switzerland                                3.7
       South Korea                                3.4
       Australia                                  3.4
       Italy                                      2.7
       Finland                                    2.7
       Portugal                                   2.2
       Denmark                                    2.2
       Spain                                      2.0
       Taiwan                                     1.6
       Hong Kong                                  1.5
       India                                      1.0
       Singapore                                  1.0
       Other (individually less than 1%)          0.7
                                                -----
                                                100.0%
                                                =====


(b) At September 30, 2003, the net unrealized gain on investments based on cost for federal income tax purposes of $22,330,879 was as follows:

       Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cost                                      $1,614,711
       Aggregate gross unrealized loss for all investments in
         which there is an excess of tax cost over value                                        (367,475)
                                                                                              ----------
      Net unrealized gain                                                                     $1,247,236
                                                                                              ==========

(c) At March 31, 2003, the Fund had a capital loss carryforward of $4,369,834 which will expire between 2010 and 2011, if not utilized.

(d) The Fund elected to defer approximately $1,770,731 of capital losses and $28,753 of foreign currency losses recognized between November 1, 2002 and March 31, 2003 to its fiscal year ending March 31, 2004.

      Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2003 aggregated $20,263,223 and $20,705,864, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/03 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (including securities loaned of
   $141,496) (cost $21,440,101)                                         $22,687,337
  Foreign currencies, at value (cost $116,250)                              120,464
  Cash                                                                      359,931
  Receivables -
   Investment securities sold                                                86,266
   Fund shares sold                                                          40,924
   Dividends, interest and foreign taxes withheld                            84,427
   Forward foreign currency settlement contracts, net                         1,382
   Collateral for futures, net                                              200,000
  Due from Pioneer Investment Management, Inc.                               15,113
  Other                                                                       3,179
                                                                        ------------
     Total assets                                                       $23,599,023
                                                                        ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                      $   239,386
   Fund shares repurchased                                                  239,804
   Upon return of securities loaned                                         147,725
  Due to affiliates                                                          29,897
  Accrued expenses                                                           86,888
                                                                        ------------
     Total liabilities                                                  $   743,700
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $28,717,820
  Accumulated undistributed net investment income                            84,801
  Accumulated net realized loss on investments and foreign
   currency transactions                                                 (7,201,385)
  Net unrealized gain on investments                                      1,247,236
  Net unrealized gain on forward foreign currency contracts and
   other assets and liabilities denominated in foreign currencies             6,851
                                                                        ------------
     Total net assets                                                   $22,855,323
                                                                        ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $14,009,507/987,408 shares)                         $     14.19
                                                                        ============
  Class B (based on $6,471,764/485,757 shares)                          $     13.32
                                                                        ============
  Class C (based on $2,374,052/179,899 shares)                          $     13.20
                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A ($14.19 \d 94.25%)                                            $     15.06
                                                                        ============
  Class C ($13.20 \d 99.00%)                                            $     13.33
                                                                        ============

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $54,952)       $  336,203
  Interest                                                        2,034
  Income from securities loaned, net                              8,539
                                                             ----------
     Total investment income                                                 $   346,776
                                                                             -----------
EXPENSES:
  Management fees                                            $  110,580
  Transfer agent fees
   Class A                                                       59,242
   Class B                                                       33,958
   Class C                                                       12,387
  Distribution fees
   Class A                                                       17,059
   Class B                                                       31,424
   Class C                                                       10,921
  Administrative fees                                            18,801
  Custodian fees                                                 23,146
  Registration fees                                              26,385
  Professional fees                                              25,539
  Printing                                                        8,895
  Fees and expenses of nonaffiliated trustees                     4,350
  Miscellaneous                                                   5,705
                                                             ----------
   Total expenses                                                            $   388,392
   Less management fees waived and expenses reim-
     bursed by Pioneer Investment Management, Inc.                              (151,984)
   Less fees paid indirectly                                                      (1,566)
                                                                             -----------
   Net expenses                                                              $   234,842
                                                                             -----------
     Net investment income                                                   $   111,934
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
   Investments                                               $ (889,230)
   Futures contracts                                            (12,628)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (127,056)     $(1,028,914)
                                                             ----------      -----------
  Change in net unrealized gain (loss) from:
   Investments                                               $5,097,478
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies              188      $ 5,097,666
                                                             ----------      -----------
   Net gain on investments and foreign currency
     transactions                                                            $ 4,068,752
                                                                             -----------
   Net increase in net assets resulting from operations                      $ 4,180,686
                                                                             ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/03 and Year Ended 3/31/03

                                                              Six Months
                                                                 Ended
                                                                9/30/03         Year Ended
                                                              (unaudited)        3/31/03
FROM OPERATIONS:
Net investment income (loss)                                $   111,934       $    (8,558)
Net realized loss on investments and foreign currency
  transactions                                               (1,028,914)       (4,537,680)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                           5,097,666        (2,602,454)
                                                            -----------       -----------
   Net increase (decrease) in net assets resulting
     from operations                                        $ 4,180,686       $(7,148,692)
                                                            -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $12,154,516       $19,411,002
Cost of shares repurchased                                  (12,419,278)      (20,323,668)
                                                            -----------       -----------
   Net decrease in net assets resulting from fund
     share transactions                                     $  (264,762)      $  (912,666)
                                                            -----------       -----------
   Net increase (decrease) in net assets                    $ 3,915,924       $(8,061,358)
NET ASSETS:
Beginning of period                                          18,939,399        27,000,757
                                                            -----------       -----------
End of period (including undistributed net investment
  income (loss) of $84,801 and ($27,133), respectively)     $22,855,323       $18,939,399
                                                            ===========       ===========


                             9/03 Shares   9/03 Amount
                             (unaudited)    (unaudited)      '03 Shares        03 Amount
CLASS A
Shares sold                     659,989     $8,893,276        1,125,276       $14,719,543
Less shares repurchased        (667,040)    (9,081,294)      (1,163,189)      (15,267,731)
                               --------     ----------       ----------       -----------
     Net decrease                (7,051)    $ (188,018)         (37,913)      $  (548,188)
                               ========     ==========       ==========       ===========
CLASS B
Shares sold                      76,130     $  980,955          108,894       $ 1,393,294
Less shares repurchased         (97,600)    (1,244,714)        (193,823)       (2,518,288)
                               --------     ----------       ----------       -----------
     Net decrease               (21,470)    $ (263,759)         (84,929)      $(1,124,994)
                               ========     ==========       ==========       ===========
CLASS C
Shares sold                     180,548     $2,280,285          267,849       $ 3,298,165
Less shares repurchased        (164,905)    (2,093,270)        (206,448)       (2,537,649)
                               --------     ----------       ----------       -----------
     Net increase                15,643     $  187,015           61,401       $   760,516
                               ========     ==========       ==========       ===========


   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       9/30/03      Year Ended
CLASS A                                                              (unaudited)      3/31/03
Net asset value, beginning of period                                 $   11.64      $   15.94
                                                                     ---------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $    0.10      $    0.05
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                           2.45          (4.35)
                                                                     ---------      ---------
  Net increase (decrease) from investment operations                 $    2.55      $   (4.30)
Distributions to shareowners:
 Net investment income                                                       -              -
 Net realized gain                                                           -              -
                                                                     ---------      ---------
Net increase (decrease) in net asset value                           $    2.55      $   (4.30)
                                                                     ---------      ---------
Net asset value, end of period                                       $   14.19      $   11.64
                                                                     =========      =========
Total return*                                                            21.91%        (26.98)%
Ratio of net expenses to average net assets+                              1.76%**        1.76%
Ratio of net investment income (loss) to average net assets+              1.37%**        0.30%
Portfolio turnover rate                                                    191%**          45%
Net assets, end of period (in thousands)                             $  14,010      $  11,578
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            3.14%**        2.94%
  Net investment loss                                                    (0.01)%**      (0.88)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            1.75%**        1.75%
  Net investment income (loss)                                            1.38%**        0.31%



                                                                   Year Ended   Year Ended   Year Ended   Year Ended
CLASS A                                                              3/31/02      3/31/01      3/31/00     3/31/99
Net asset value, beginning of period                                $ 16.81      $  27.50     $ 18.55      $ 20.03
                                                                    -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.06)     $  (0.16)    $ (0.06)     $  0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (0.78)        (9.25)       9.09        (1.48)
                                                                    -------      --------     -------      -------
  Net increase (decrease) from investment operations                $ (0.84)     $  (9.41)    $  9.03      $ (1.47)
Distributions to shareowners:
 Net investment income                                                    -             -       (0.08)           -
 Net realized gain                                                    (0.03)        (1.28)          -        (0.01)
                                                                    -------      --------     -------      -------
Net increase (decrease) in net asset value                          $ (0.87)     $ (10.69)    $  8.95      $ (1.48)
                                                                    -------      --------     -------      -------
Net asset value, end of period                                      $ 15.94      $  16.81     $ 27.50      $ 18.55
                                                                    =======      ========     =======      =======
Total return*                                                         (4.98)%      (34.95)%     48.70%       (7.32)%
Ratio of net expenses to average net assets+                           1.75%         1.77%       1.76%        1.76%
Ratio of net investment income (loss) to average net assets+          (0.35)%       (0.75)%     (0.23)%       0.00%
Portfolio turnover rate                                                  77%           50%         59%          72%
Net assets, end of period (in thousands)                            $16,455      $ 20,689     $41,276      $24,304
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         2.68%         2.12%       2.10%        2.15%
  Net investment loss                                                 (1.28)%       (1.10)%     (0.57)%      (0.39)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.75%         1.75%       1.75%        1.75%
  Net investment income (loss)                                        (0.35)%       (0.73)%     (0.22)%       0.01%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+     Ratios with no reduction for fees paid indirectly.

**    Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       9/30/03      Year Ended
CLASS B                                                              (unaudited)      3/31/03
Net asset value, beginning of period                                 $   10.99      $   15.19
                                                                     ---------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $    0.02      $   (0.09)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                           2.31          (4.11)
                                                                     ---------      ---------
  Net increase (decrease) from investment operations                 $    2.33      $   (4.20)
Distributions to shareowners:
 Net realized gain                                                           -              -
                                                                     ---------      ---------
Net increase (decrease) in net asset value                           $    2.33      $   (4.20)
                                                                     ---------      ---------
Net asset value, end of period                                       $   13.32      $   10.99
                                                                     =========      =========
Total return*                                                            21.20%        (27.65)%
Ratio of net expenses to average net assets+                              2.72%**        2.59%
Ratio of net investment income (loss) to average net assets+              0.44%**       (0.54)%
Portfolio turnover rate                                                    191%**          45%
Net assets, end of period (in thousands)                             $   6,472      $   5,573
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            4.10%**        3.78%
  Net investment loss                                                    (0.94)%**      (1.73)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.71%**        2.59%
  Net investment income (loss)                                            0.45%**       (0.54)%


                                                                   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                              3/31/02      3/31/01      3/31/00     3/31/99
Net asset value, beginning of period                                $ 16.16      $  26.71     $ 18.11      $ 19.75
                                                                    -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.21)     $  (0.42)    $ (0.15)     $ (0.11)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (0.73)        (8.85)       8.75        (1.52)
                                                                    -------      --------     -------      -------
  Net increase (decrease) from investment operations                $ (0.94)     $  (9.27)    $  8.60      $ (1.63)
Distributions to shareowners:
 Net realized gain                                                    (0.03)        (1.28)          -        (0.01)
                                                                    -------      --------     -------      -------
Net increase (decrease) in net asset value                          $ (0.97)     $ (10.55)    $  8.60      $ (1.64)
                                                                    -------      --------     -------      -------
Net asset value, end of period                                      $ 15.19      $  16.16     $ 26.71      $ 18.11
                                                                    =======      ========     =======      =======
Total return*                                                         (5.80)%      (35.48)%     47.49%       (8.23)%
Ratio of net expenses to average net assets+                           2.62%         2.55%       2.57%        2.42%
Ratio of net investment income (loss) to average net assets+          (1.22)%       (1.54)%     (1.08)%      (0.69)%
Portfolio turnover rate                                                  77%           50%         59%          72%
Net assets, end of period (in thousands)                            $ 8,992      $ 12,342     $24,499      $12,012
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         3.54%         2.90%       2.91%        2.97%
  Net investment loss                                                 (2.14)%       (1.89)%     (1.42)%      (1.24)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.62%         2.53%       2.56%        2.41%
  Net investment income (loss)                                        (1.22)%       (1.52)%     (1.07)%      (0.68)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+     Ratios with no reduction for fees paid indirectly.

** Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                        Ended
                                                                       9/30/03      Year Ended
CLASS C                                                              (unaudited)      3/31/03
Net asset value, beginning of period                                 $   10.89      $   15.10
                                                                     ---------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $    0.04      $   (0.04)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                           2.27          (4.17)
                                                                     ---------      ---------
  Net increase (decrease) from investment operations                 $    2.31      $   (4.21)
Distributions to shareowners:
 Net realized gain                                                           -              -
                                                                     ---------      ---------
Net increase (decrease) in net asset value                           $    2.31      $   (4.21)
                                                                     ---------      ---------
Net asset value, end of period                                       $   13.20      $   10.89
                                                                     =========      =========
Total return*                                                            21.21%        (27.88)%
Ratio of net expenses to average net assets+                              2.78%**        2.98%
Ratio of net investment income (loss) to average net assets+              0.34%**       (0.93)%
Portfolio turnover rate                                                    191%**          45%
Net assets, end of period (in thousands)                             $   2,374      $   1,788
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                            4.16%**        4.15%
  Net investment loss                                                    (1.04)%**      (2.10)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.76%**        2.97%
  Net investment income (loss)                                            0.36%**       (0.92)%


                                                                   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                              3/31/02      3/31/01      3/31/00     3/31/99
Net asset value, beginning of period                                $ 16.14      $  26.69     $ 18.13      $ 19.77
                                                                    -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $ (0.24)     $  (0.39)    $ (0.22)     $ (0.04)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       (0.77)        (8.88)       8.78        (1.59)
                                                                    -------      --------     -------      -------
  Net increase (decrease) from investment operations                $ (1.01)     $  (9.27)    $  8.56      $ (1.63)
Distributions to shareowners:
 Net realized gain                                                    (0.03)        (1.28)          -        (0.01)
                                                                    -------      --------     -------      -------
Net increase (decrease) in net asset value                          $ (1.04)     $ (10.55)    $  8.56      $ (1.64)
                                                                    -------      --------     -------      -------
Net asset value, end of period                                      $ 15.10      $  16.14     $ 26.69      $ 18.13
                                                                    =======      ========     =======      =======
Total return*                                                         (6.24)%      (35.50)%     47.21%       (8.22)%
Ratio of net expenses to average net assets+                           2.92%         2.62%       2.79%        2.37%
Ratio of net investment income (loss) to average net assets+          (1.53)%       (1.61)%     (1.29)%      (0.65)%
Portfolio turnover rate                                                  77%           50%         59%          72%
Net assets, end of period (in thousands)                            $ 1,553      $  1,921     $ 3,491      $ 1,865
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         3.86%         2.97%       3.13%        2.89%
  Net investment loss                                                 (2.47)%       (1.96)%     (1.63)%      (1.17)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.91%         2.60%       2.77%        2.35%
  Net investment income (loss)                                        (1.52)%       (1.59)%     (1.27)%      (0.63)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+     Ratios with no reduction for fees paid indirectly.

**    Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Equity Fund (formerly Pioneer World Equity Fund) (the
Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Fund may be unable to sell portfolio securities until the registration process is completed.


B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At September 30, 2003, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $153,121 and $151,739, respectively, resulting in a net receivable of $1,382.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the repatriation of certain foreign currencies and/or net realized capital gains in certain countries. During the six months ended September 30, 2003, the Fund paid no such taxes.

    In determining daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains taxes, if any, is based on the net unrealized appreciation of certain portfolio securities, the holding periods of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of September 30, 2003, the Fund had no reserve for capital gains taxes. The estimated reserve for repatriation of foreign

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of September 30, 2003, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At March 31, 2003, the Fund reclassified $26,991 to decrease paid-in capital, $13,305 to increase accumulated net investment loss, and $40,296 to increase accumulated net realized loss on investments and foreign currency transactions. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2003. These amounts do not include the capital loss carryforward.


-------------------------------------------------------------------------------
                                                                      2003
-------------------------------------------------------------------------------
  Undistributed ordinary income                                   $         -
  Undistributed long-term gain                                              -
  Unrealized depreciation                                          (3,873,865)
                                                                  -----------
  Total                                                           $(3,873,865)
-------------------------------------------------------------------------------


The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and mark to market on forward foreign currency contracts.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributors, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $4,822 in underwriting commissions on the sale of Fund shares during the six months ended September 30, 2003.


F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.


G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of the excess over $500 million.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2003, $3,048 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $15,515 in transfer agent fees payable to PIMSS at September 30, 2003.

4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $11,334 in distribution fees payable to PFD at September 30, 2003.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the six months ended September 30, 2003, CDSCs of $5,542 were paid to PFD.

5. Expense Offsets
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended September 30, 2003, the Fund's expenses were reduced by $1,566 under such arrangements.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit Facility
The Fund, along with certain other Funds in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

Pioneer International Equity Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

                                         Officers Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Trustee and Executive Vice President of the Fund on April 30, 2003.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity                             Fixed Income
Pioneer Fund                            Pioneer America Income Trust
Pioneer Balanced Fund                   Pioneer Bond Fund
Pioneer Core Equity Fund                Pioneer High Yield Fund
Pioneer Equity Income Fund              Pioneer Stable Value Fund
Pioneer Growth Shares                   Pioneer Strategic Income Fund
Pioneer Mid Cap Growth Fund             Pioneer Tax Free Income Fund
Pioneer Mid Cap Value Fund
Pioneer Real Estate Shares              Money Market
Pioneer Small Cap Value Fund            Pioneer Cash Reserves Fund*
Pioneer Small Company Fund
Pioneer Value Fund

International/Global Equity
Pioneer Emerging Markets Fund
Pioneer Europe Select Fund
Pioneer Europe Fund
Pioneer International Equity Fund
Pioneer International Value Fund

      * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer International Equity Fund

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

Pioneer International Equity Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321


Retirement plans information                               1-800-622-0176


Telecommunications Device for the Deaf (TDD)               1-800-225-1997


Write to us:


PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                          1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)



Visit our web site:                                  www.pioneerfunds.com


This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investment or sending money.

[Pioneer Logo]
Pioneer Investment Management, Inc.
60 State Street                                                    14294-00-1103
Boston, Massachusetts 02109     (Copyright) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Equity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 26, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 26, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 26, 2003

* Print the name and title of each signing officer under his or her signature.